UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-10065

Investment Company Act File Number

Tax-Managed Small-Cap Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

July 31, 2013

Date of Reporting Period

Item 1. Schedule of Investments

Tax-Managed Small-Cap Portfolio

July 31, 2013

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.1%

Security	Shares	Value
Auto Components — 2.3%
Dana Holding Corp.	149,840	$3,274,004

		$3,274,004

Building Products — 1.7%
Armstrong World Industries, Inc.(1)	48,650	$2,436,392

		$2,436,392

Capital Markets — 4.6%
Cohen & Steers, Inc.	29,380	$1,009,791
HFF, Inc., Class A	77,740	1,632,540
Lazard, Ltd., Class A	75,140	2,732,090
Walter Investment Management Corp.(1)	30,191	1,201,300

		$6,575,721

Chemicals — 4.6%
Balchem Corp.	76,920	$3,827,539
Cytec Industries, Inc.	35,910	2,797,389

		$6,624,928

Commercial Banks — 4.7%
First Financial Holdings, Inc.	12,790	$709,078
PacWest Bancorp	28,080	994,594
Signature Bank(1)	31,570	2,890,233
Texas Capital Bancshares, Inc.(1)	45,052	2,049,415

		$6,643,320

Commercial Services & Supplies — 3.6%
Clean Harbors, Inc.(1)	42,070	$2,374,431
Team, Inc.(1)	68,764	2,694,861

		$5,069,292

Communications Equipment — 0.7%
Riverbed Technology, Inc.(1)	64,740	$1,012,534

		$1,012,534

Construction & Engineering — 3.3%
Foster Wheeler AG(1)	91,770	$1,967,549
MYR Group, Inc.(1)	125,690	2,714,904

		$4,682,453

Electrical Equipment — 1.8%
Generac Holdings, Inc.	59,080	$2,561,118

		$2,561,118

Electronic Equipment, Instruments & Components — 8.4%
FEI Co.	42,110	$3,261,420
FLIR Systems, Inc.	102,050	3,313,563
InvenSense, Inc.(1)	180,860	3,197,605
National Instruments Corp.	78,405	2,210,237

		$11,982,825

Energy Equipment & Services — 1.1%
Hornbeck Offshore Services, Inc.(1)	19,430	$1,028,819
Superior Energy Services, Inc.(1)	20,970	537,251

		$1,566,070

Food & Staples Retailing — 1.5%
United Natural Foods, Inc.(1)	35,850	$2,100,810

		$2,100,810

Security	Shares	Value
Food Products — 3.5%
Hain Celestial Group, Inc. (The)(1)	37,150	$2,710,464
Pinnacle Foods, Inc.	86,640	2,206,721

		$4,917,185

Health Care Equipment & Supplies — 3.3%
Analogic Corp.	39,260	$2,802,771
Globus Medical, Inc., Class A(1)	43,430	727,887
Integra LifeSciences Holdings Corp.(1)	29,790	1,173,428

		$4,704,086

Health Care Providers & Services — 2.3%
MEDNAX, Inc.(1)	15,920	$1,550,926
Team Health Holdings, Inc.(1)	41,500	1,669,130

		$3,220,056

Hotels, Restaurants & Leisure — 1.4%
Krispy Kreme Doughnuts, Inc.(1)	95,860	$2,014,977

		$2,014,977

Household Durables — 1.5%
Ryland Group, Inc. (The)	53,590	$2,167,180

		$2,167,180

Household Products — 2.4%
Church & Dwight Co., Inc.	53,080	$3,381,196

		$3,381,196

Insurance — 5.5%
Allied World Assurance Co. Holdings, Ltd.	33,830	$3,202,010
HCC Insurance Holdings, Inc.	60,010	2,672,245
Stewart Information Services Corp.	62,160	1,922,609

		$7,796,864

IT Services — 5.3%
Euronet Worldwide, Inc.(1)	111,640	$4,109,469
Global Cash Access Holdings, Inc.(1)	278,000	1,943,220
WEX, Inc.(1)	17,260	1,500,584

		$7,553,273

Life Sciences Tools & Services — 1.9%
Bruker Corp.(1)	107,210	$1,921,203
Charles River Laboratories International, Inc.(1)	17,490	796,495

		$2,717,698

Machinery — 6.5%
Colfax Corp.(1)	59,420	$3,153,419
RBC Bearings, Inc.(1)	54,236	2,975,387
Valmont Industries, Inc.	22,540	3,147,486

		$9,276,292

Marine — 2.1%
Kirby Corp.(1)	35,720	$3,016,911

		$3,016,911

Media — 0.5%
ReachLocal, Inc.(1)	49,930	$644,596

		$644,596

Oil, Gas & Consumable Fuels — 7.2%
Goodrich Petroleum Corp.(1)	116,580	$2,217,352
Kodiak Oil & Gas Corp.(1)	273,000	2,650,830
PDC Energy, Inc.(1)	60,810	3,353,671
Western Refining, Inc.	69,350	2,089,515

		$10,311,368

Security	Shares	Value
Paper & Forest Products — 0.9%
Boise Cascade Co.(1)	49,091	$1,298,948

		$1,298,948

Real Estate Investment Trusts (REITs) — 5.2%
Mid-America Apartment Communities, Inc.	32,360	$2,185,918
PS Business Parks, Inc.	39,521	2,895,704
Sovran Self Storage, Inc.	16,170	1,117,347
Terreno Realty Corp.	67,380	1,235,749

		$7,434,718

Semiconductors & Semiconductor Equipment — 2.7%
Cypress Semiconductor Corp.(1)	208,620	$2,664,078
Monolithic Power Systems, Inc.	44,330	1,160,559

		$3,824,637

Software — 2.2%
Mentor Graphics Corp.	154,950	$3,181,123

		$3,181,123

Specialty Retail — 5.4%
DSW, Inc., Class A	15,340	$1,162,619
GNC Holdings, Inc., Class A	75,260	3,972,223
Group 1 Automotive, Inc.	35,460	2,581,133

		$7,715,975

Total Common Stocks (identified cost $100,503,933)		$139,706,550

Special Warrants — 0.0%

Security	Shares	Value
Metals & Mining — 0.0%
Western Exploration and Development, Ltd.(1)(2)(3)	600,000	$0

Total Special Warrants (identified cost $480,000)		$0

Short-Term Investments — 1.8%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.10%(4)	$2,567	$2,566,659

Total Short-Term Investments (identified cost $2,566,659)		$2,566,659

Total Investments — 99.9% (identified cost $103,550,592)		$142,273,209

Other Assets, Less Liabilities — 0.1%		$211,458

Net Assets — 100.0%		$142,484,667

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(3)	Restricted security.

(4)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2013. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2013 was $2,479.

The Portfolio did not have any open financial instruments at July 31, 2013.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$103,483,440

Gross unrealized appreciation	$40,159,726
Gross unrealized depreciation	(1,369,957)

Net unrealized appreciation	$38,789,769

Restricted Securities

At July 31, 2013, the Portfolio owned the following security (representing 0.0% of net assets) which was restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to this security. The value of this security is determined based on valuations provided by brokers when available, or if not available, it is valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Shares	Cost	Value
Special Warrants
Western Exploration and Development, Ltd.	12/21/98	600,000	$480,000	$0

Total Special Warrants			$480,000	$0

Total Restricted Securities				$0

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2013, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3**		Total
Common Stocks	$139,706,550	*	$—	$—		$139,706,550
Special Warrants	—		—	0	*	0
Short-Term Investments	—		2,566,659	—		2,566,659
Total Investments	$139,706,550		$2,566,659	$—		$142,273,209

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

**	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended July 31, 2013 is not presented. At July 31, 2013, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tax-Managed Small-Cap Portfolio

By:	/s/ Nancy B. Tooke
Nancy B. Tooke
President

Date:	September 23, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Nancy B. Tooke
Nancy B. Tooke
President

Date:	September 23, 2013

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	September 23, 2013